Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	DESP
Entity Registrant Name	Despegar.com, Corp.
Entity Central Index Key	0001703141